Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2020		Dec. 31, 2019		Sep. 30, 2020
Income Statement [Abstract]
Formation and operating costs	$ 2,336,187		$ 96,257		$ 2,826,776
Loss from operations	(2,336,187)		(96,257)		(2,826,776)
Other income:
Interest earned on marketable securities held in Trust Account	87,397		137,528		1,912,044
Unrealized gain on marketable securities held in Trust Account	230		(12,966)		2,510
Other income, net	87,627		124,562		1,914,554
Loss before provision for income taxes	(2,248,560)		28,305		(912,222)
Benefit (provision) from income taxes	277,505		(6,033)		(3,250)
Net income (loss)	$ (1,971,055)		$ 22,272		$ (915,472)
Weighted average shares outstanding, basic and diluted	8,226,913	[1]	5,864,684	[2]	8,209,618	[1]
Basic and diluted net loss per common share	$ (0.24)	[3]	$ (0.01)	[4]	$ (0.31)	[3]

[1]	Excludes an aggregate of up to 23,497,390 shares subject to possible redemption.
[2]	Excludes an aggregate of up to 23,763,667 shares subject to possible redemption.
[3]	Excludes interest income and unrealized gains of $34,402 and $1,610,360 attributable to shares subject to possible redemption for the three and nine months ended September 30, 2020, respectively (see Note 2).
[4]	Excludes interest income and unrealized losses of $56,863 attributable to shares subject to possible redemption for the period from September 19, 2019 (inception) through December 31, 2019 (see Note 2).